BLACKROCK FUNDS III

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 30, 2021 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated April 30, 2021, as supplemented to date

Effective January 1, 2022, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About [Fund] — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About [Fund] — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Master Portfolio Since	Title
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Managing Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Total International Index Fund — About the Portfolio Management Team of Total International Index Fund/Total International ex U.S. Index Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF TOTAL INTERNATIONAL INDEX FUND/TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO
Total International ex U.S. Index Master Portfolio is managed by a team of financial professionals. Paul Whitehead, Suzanne Henige, CFA, Jennifer Hsui, CFA, and Amy Whitelaw are the portfolio managers of Total International ex U.S. Index Master Portfolio and are jointly and primarily responsible for the day-to-day management of Total International ex U.S. Index Master Portfolio. Please see “Management of the Funds — Portfolio Managers” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Large-Cap Index Fund — About the Portfolio Management Team of Large-Cap Index Fund/Large Cap Index Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF LARGE-CAP INDEX FUND/LARGE CAP INDEX MASTER PORTFOLIO
Large Cap Index Master Portfolio is managed by a team of financial professionals. Paul Whitehead, Suzanne Henige, CFA, Jennifer Hsui, CFA, and Amy Whitelaw are the portfolio managers of Large Cap Index Master Portfolio and are jointly and primarily responsible for the day-to-day management of Large Cap Index Master Portfolio. Please see “Management of the Funds — Portfolio Managers” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Managers” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of each Master Portfolio is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2022	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2009 to 2010; Principal of Barclays Global Investors (“BGI”) from 2002 to 2009.
Suzanne Henige, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2020	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2016 to 2021; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2019	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

Shareholders should retain this Supplement for future reference.

PR2-LCI-TI-1221SUP